Capital and Reserves - Treasury stock (Details) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Beginning balance (in shares)			39,677,940	39,602,277	39,538,550
Beginning balance			$ 57,999
Ending balance (in shares)		36,231,146	36,231,146	39,677,940	39,602,277
Ending balance		$ 115,799	$ 115,799	$ 57,999
Treasury stock
Statement [Line Items]
Beginning balance (in shares)			2,301,897	2,377,561	2,441,288
Beginning balance			$ 57,999	$ 59,669	$ 61,076
Repurchase of common stock (in shares)			3,558,093
Repurchase of common stock			$ 60,079
Restricted stock issued - directors (in shares)			(63,000)	(63,000)	(57,000)
Restricted stock issued - directors			$ (1,391)	$ (1,391)	$ (1,259)
Restricted stock units - vested (in shares)			(48,299)	(12,664)	(6,727)
Restricted stock units - vested			$ (888)	$ (279)	$ (148)
Ending balance (in shares)		5,748,691	5,748,691	2,301,897	2,377,561
Ending balance		$ 115,799	$ 115,799	$ 57,999	$ 59,669
“Class A” | Treasury stock
Statement [Line Items]
Beginning balance (in shares)			318,140	318,140	318,140
Beginning balance			$ 10,708	$ 10,708	$ 10,708
Repurchase of common stock (in shares)			0
Repurchase of common stock			$ 0
Restricted stock issued - directors (in shares)			0	0	0
Restricted stock issued - directors			$ 0	$ 0	$ 0
Restricted stock units - vested (in shares)			0	0	0
Restricted stock units - vested			$ 0	$ 0	$ 0
Ending balance (in shares)		318,140	318,140	318,140	318,140
Ending balance		$ 10,708	$ 10,708	$ 10,708	$ 10,708
“Class B” | Treasury stock
Statement [Line Items]
Beginning balance (in shares)			689,367	689,367	689,367
Beginning balance			$ 18,711	$ 18,711	$ 18,711
Repurchase of common stock (in shares)			0
Repurchase of common stock			$ 0
Restricted stock issued - directors (in shares)			0	0	0
Restricted stock issued - directors			$ 0	$ 0	$ 0
Restricted stock units - vested (in shares)			0	0	0
Restricted stock units - vested			$ 0	$ 0	$ 0
Ending balance (in shares)		689,367	689,367	689,367	689,367
Ending balance		$ 18,711	$ 18,711	$ 18,711	$ 18,711
“Class E” | Treasury stock
Statement [Line Items]
Beginning balance (in shares)			1,294,390	1,370,054	1,433,781
Beginning balance			$ 28,580	$ 30,250	$ 31,657
Repurchase of common stock (in shares)		3,558,093	3,558,093
Repurchase of common stock	$ 60,000		$ 60,079
Restricted stock issued - directors (in shares)			(63,000)	(63,000)	(57,000)
Restricted stock issued - directors			$ (1,391)	$ (1,391)	$ (1,259)
Restricted stock units - vested (in shares)			(48,299)	(12,664)	(6,727)
Restricted stock units - vested			$ (888)	$ (279)	$ (148)
Ending balance (in shares)		4,741,184	4,741,184	1,294,390	1,370,054
Ending balance		$ 86,380	$ 86,380	$ 28,580	$ 30,250